Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 37,687	€ 36,205
Right-of-use assets	1,784	1,961	€ 2,326
Impairment losses and asset write-offs			137
Property, plant and equipment, pledged as security	840	1,400
Contractual commitments for acquisition of property, plant and equipment	3,085	1,960
FCA and PSA Merger
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment recognised as of acquisition date				€ 20,667
U.S. Dollar and Brazilian Real to Euro
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	(487)	1,178
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(38,590)	(35,614)	€ (31,961)
Impairment losses and asset write-offs	58	46
Translation differences	312	(176)
Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 35,903	€ 34,244